COMMITMENTS AND CONTINGENCIES - Purchase Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013 gal
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Minimum annual purchase requirement (in gallons of diesel fuel)	4,000,000
Coal Supply Agreements [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Number of Agreements	2
Purchase obligation due in next fiscal year	$ 17.9
Purchase obligation due in seond fiscal year	$ 2.9